Share-Based Instruments - Part 2 (Details) - DKK (kr) kr / shares in Units, kr in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,423,210	1,518,186
Granted	49,360	29,668
Exercised	(192,572)	(251,144)
Expired/lapsed/cancelled	(12,911)	(38,631)
Balance at end of period	1,267,087	1,258,079
Weighted average exercise price of warrants granted	kr 1,154.19	kr 1,087.00
Weighted average exercise price of fair market value	360.96	383.48
Weighted average exercise price of warrants exercised	kr 200.81	kr 241.55
Proceeds from exercise of warrants	kr 38,478	kr 60,413
Percentage of share capital attributed to exercise of warrants	0.31%	0.41%
Share-based compensation expenses	kr 68,000	kr 43,000
Warrants Granted from August 2004 until April 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Percentage of share capital attributed to exercise of warrants	25.00%
Warrants Granted from April 2012 until March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Warrants Granted from March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years